Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
9.1    Types of cash and cash equivalents
As of December 31, 2025 and 2024, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Cash on hand	5	663
Cash in banks	1,168,536	925,380
Total Cash	1,168,541	926,043

Cash equivalents	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	329,500	322,500
Short-term investments, classified as cash equivalents	252,280	129,308
Total cash equivalents	581,780	451,808
Total cash and cash equivalents	1,750,321	1,377,851
9.2    Short-term investments, classified as cash equivalents
As of December 31, 2025 and 2024, the short-term investments classified as cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	107,614	122,337
JP Morgan US dollar Liquidity Fund Institutional	143,287	1,974
Banco Crédito e Inversiones	1,379	4,997
Total	252,280	129,308

Short-term investments are highly liquid mutual funds that are basically invested in short-term fixed rate notes in the U.S. and in Chile market.
9.3    Amount restricted cash balances
The Company has granted a guarantee consisting of financial instruments, specified in deposits, custody and administration to Banco de Chile, for its subsidiary Isapre Norte Grande Ltda., in compliance with the provisions of the Superintendence of Health, which regulates social security health institutions.
According to the regulations of the Superintendence of Health, this guarantee is for the total amount payable to its affiliates and medical providers. Banco de Chile reports the current value of the guarantee to the Superintendence of Health and Isapre Norte Grande Ltda. on a daily basis.
As of December 31, 2025 and 2024, pledged assets are as follows:

Restricted cash balances	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	1,114	942
Total	1,114	942
9.4    Short-term deposits, classified as cash equivalents
The detail at the end of each balance date is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2025
						ThUS$	ThUS$	ThUS$
Banco Crédito e Inversiones	Fixed term	Dollar	0.40%	10-16-2025	01-08-2026	21,033	216	21,249
Banco Crédito e Inversiones	Fixed term	Dollar	0.40%	12-29-2025	01-13-2026	9,988	4	9,992
Banco Crédito e Inversiones	Fixed term	Dollar	0.39%	12-29-2025	01-28-2026	17,978	7	17,985
Banco Estado	Fixed term	Dollar	0.49%	12-18-2025	01-20-2026	15,000	31	15,031
Banco Estado	Fixed term	Dollar	0.20%	12-22-2025	01-05-2026	15,000	21	15,021
Banco Itaú CorpBanca	Fixed term	Dollar	0.41%	11-18-2025	02-12-2026	10,197	61	10,258
Banco Itaú CorpBanca	Fixed term	Peso	0.42%	12-15-2025	01-28-2026	14,078	34	14,112
Banco Itaú CorpBanca	Fixed term	Peso	0.41%	10-28-2025	01-22-2026	10,362	91	10,453
Banco Itaú CorpBanca	Fixed term	Dollar	0.41%	11-21-2025	02-19-2026	10,252	57	10,309
Banco Santander	Fixed term	Dollar	0.41%	11-17-2025	01-28-2026	10,164	62	10,226
Banco Santander	Fixed term	Dollar	0.40%	12-23-2025	01-07-2026	14,981	18	14,999
Banco Santander	Fixed term	Peso	0.43%	12-22-2025	01-21-2026	50,158	66	50,224
Banco Santander	Fixed term	Peso	0.48%	12-22-2025	01-21-2026	50,158	66	50,224
Banco de Chile	Fixed term	Dollar	0.48%	12-23-2025	01-02-2026	1,800	2	1,802
Banco de Chile	Fixed term	Dollar	0.47%	12-24-2025	01-02-2026	1,000	1	1,001
HDFC Bank Ltd.	Fixed term	Dollar	0.46%	12-02-2025	03-01-2026	295	3	298
KBC Bank N.V.	Fixed term	Euro	0.14%	12-31-2025	03-31-2026	5,056	—	5,056
KBC Bank N.V.	Fixed term	Dollar	0.28%	12-31-2025	03-31-2026	21,000	—	21,000
Scotiabank Chile	Fixed term	Dollar	0.47%	12-29-2025	01-05-2026	900	—	900
Scotiabank Chile	Fixed term	Peso	0.47%	12-26-2025	01-02-2026	992	1	993
Scotiabank Chile	Fixed term	Peso	0.47%	12-29-2025	01-05-2026	992	—	992
Scotiabank Chile	Fixed term	Peso	0.47%	12-30-2025	01-06-2026	551	—	551
Scotiabank Chile	Fixed term	Dollar	0.41%	12-01-2025	01-28-2026	18,424	78	18,502
Scotiabank Chile	Fixed term	Dollar	0.43%	12-30-2025	01-14-2026	18,037	5	18,042
Scotiabank Chile	Fixed term	Dollar	0.40%	11-18-2025	02-05-2026	10,219	61	10,280
Total						328,615	885	329,500

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2024
						ThUS$	ThUS$	ThUS$
Banco de Chile	Fixed term	Dollar	0.43%	12-03-2024	01-06-2025	1,000	4	1,004
Banco de Chile	Fixed term	Dollar	0.08%	12-27-2024	01-03-2025	5,300	3	5,303
Banco Estado	Fixed term	Dollar	0.45%	12-10-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.40%	12-13-2024	01-13-2025	1,000	2	1,002
Banco Estado	Fixed term	Dollar	0.36%	12-16-2024	01-13-2025	500	1	501
Banco Estado	Fixed term	Dollar	0.27%	12-23-2024	01-13-2025	2,000	2	2,002
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Estado	Fixed term	Dollar	0.34%	12-26-2024	01-21-2025	50,000	39	50,039
Banco Crédito e Inversiones	Fixed term	Dollar	0.46%	12-09-2024	01-13-2025	1,000	3	1,003
Banco Santander	Fixed term	Dollar	0.25%	12-24-2024	01-13-2025	500	—	500
Banco Santander	Fixed term	Dollar	0.09%	12-27-2024	01-03-2025	4,500	2	4,502
Banco Santander	Fixed term	Peso	0.44%	12-26-2024	01-14-2025	99,452	88	99,540
Scotiabank Chile	Fixed term	Dollar	0.32%	12-19-2024	01-13-2025	500	1	501
Scotiabank Chile	Fixed term	Dollar	0.18%	12-30-2024	01-13-2025	800	—	800
Scotiabank Chile	Fixed term	Peso	0.10%	12-26-2024	01-02-2025	2,509	2	2,511
Scotiabank Chile	Fixed term	Peso	0.10%	12-27-2024	01-03-2025	1,806	1	1,807
Scotiabank Chile	Fixed term	Peso	0.10%	12-30-2024	01-06-2025	1,505	—	1,505
Scotiabank Chile	Fixed term	Peso	0.45%	12-26-2024	01-28-2025	99,352	88	99,440
Total						322,224	276	322,500